Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 201,804
Current liabilities	$ 8,205		$ 7,322
Convertible debentures, aggregate principal amount		$ 21		$ 21
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	7.50%	7.50%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate	8.50%	8.50%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net	$ 44,259
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 5,611